Cover Page	Mar. 26, 2021	Feb. 25, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2021
Entity Registrant Name	OASIS MIDSTREAM PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38212
Entity Tax Identification Number	47-1208855
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code		281
Local Phone Number		404-9500
Title of 12(b) Security	Common units, representing limited partner interests
Trading Symbol	OMP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001652133
Amendment Flag	false
Current Fiscal Year End Date	--12-31